Employee benefit plans - Defined benefit pension plans - cash outflows (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Defined benefit pension plans
Estimated future benefit payments	€ 331,620	€ 324,117
Less than 1 year
Defined benefit pension plans
Estimated future benefit payments	28,706	24,111
1 - 3 years
Defined benefit pension plans
Estimated future benefit payments	56,577	53,662
3 - 5 years
Defined benefit pension plans
Estimated future benefit payments	62,441	61,415
5 - 10 years
Defined benefit pension plans
Estimated future benefit payments	€ 183,896	€ 184,929